Convertible Promissory Notes and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Convertible Promissory Notes And Warrants
Convertible Promissory Notes and Warrants

8. Warrants

A summary of warrant activity for the nine months ended September 30, 2016 (unaudited) is presented below (in thousands, except per share and contractual life data).

			Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Life (in Years)
Warrants outstanding at December 31, 2015	1,840	$7.72	2.80
Granted	—
Exercised	—
Forfeited or expired	—

Warrants outstanding at September 30, 2016	1,840	$7.72	2.06

Warrants exercisable at September 30, 2016	1,840	$7.72	2.06

The intrinsic value of warrants outstanding at September 30, 2016 was $0. During the nine months ended September 30, 2016, no warrants were exercised.

7. Convertible Promissory Notes and Warrants

During 2010 and 2011, the Company borrowed money in a series of financing rounds by issuing $15.4 million of convertible notes (the “2010 - 2011 Notes”) primarily to existing stockholders. The notes accrued interest at 7.5% per annum and had a variety of maturity dates. During 2011, all but two of the 2010 and 2011 Notes, with a combined face value $47,000, were converted into 3.2 million shares of the Company’s common stock at $5.00 per share. In March 2013, the Company redeemed the remaining two notes for $54,000 in cash.

During 2012 and 2013, the Company borrowed money primarily from existing investors in three separate rounds through the issuance of convertible promissory notes (collectively, the “Convertible Notes”) totaling $29.5 million. The first round of Convertible Notes in the amount of $5.0 million was issued from July through November 2012 (the “July 2012 Notes). The second round of Convertible Notes in the amount of $5.0 million was issued from October through December 2012 (the “October 2012 Notes”). The third round of Convertible Notes in the amount of $19.5 million was issued from February through December 2013 (the “February 2013 Notes”). There were no placement fees associated with the Convertible Notes, and other administrative costs were nominal and were expensed as incurred. The July 2012 Notes and the October 2012 Notes had maturity dates of July 31, 2015. The February 2013 Notes had a maturity date of February 28, 2016. The Convertible Notes accrued interest at the rate of 7.5% per annum, which is added to the principal amounts. For the year ended December 31, 2014, the annualized effective interest rate on the July 2012 Notes, the October 2012 Notes and the February 2013 Notes were 18.6%, 19.2%, and 63.3%, respectively. For the year ended December 31, 2013, the annualized effective interest rates on the July 2012 Notes, the October 2012 Notes, and the February 2013 Notes were 14.5%, 14.9% and 33.3%, respectively.

The Convertible Notes were due on their respective maturity dates or convertible into the Company’s common stock upon the occurrence of a “capital event,” which is defined as (i) a sale of stock to a third party, excluding existing shareholders, of not less than $15.0 million, (ii) an initial public offering, or (iii) a “qualifying reorganization event” as defined in the Convertible Promissory Note agreement. The Convertible Promissory Note agreement contained a beneficial conversion feature that provided that if the notes were converted due to a capital event then all outstanding principal and interest would be converted into shares of common stock at the lower of the purchase price paid pursuant to the capital event, or at $5.00 per share. If no capital event occurred before the maturity date, the Convertible Promissory Note agreement provided that, at the election of the holder, all outstanding principal and interest could be converted to shares of common stock at $5.00 per share. During 2013, the debt issuance discount recorded in connection with this beneficial conversion feature was $10.5 million.

In connection with the Convertible Notes, the Company issued warrants to purchase 1,180,766 shares of the Company’s common stock. The warrants grant the holder the right to purchase additional shares of common stock of the Company equal to the product of (a) twenty percent, multiplied by (b) the face amount of the convertible note divided by $5.00. The exercise price for each share purchased under the warrant is $5.00. Until their expiration date, the warrants may be exercised at any time, and from time to time, in whole or in part. As originally issued, the warrants expired on the earlier of their expiration dates, upon a change in control event, or within 30 days of prior written notice of a pending IPO. In June 2014, the Board of Directors amended the warrants to provide that they will not expire on the occurrence of an IPO. The warrants associated with the July 2012 Notes and the October 2012 Notes have an expiration date of July 31, 2017. The warrants associated with the February 2013 Notes have an expiration date of February 28, 2018. During 2013 the debt issuance discount recorded in connection with the fair value of warrants issued was $3,107,000.

As of December 31, 2015, there were outstanding warrants associated with the Convertible Notes to purchase 1,038,403 shares of the Company’s common stock, with a weighted average remaining contractual life of 1.96 years.

During the fourth quarter of 2014, because of the successful completion of the Company’s IPO, the Company’s Convertible Notes were automatically converted into 6,639,137 shares of the Company’s common stock, and the unamortized discount on the Convertible Notes of approximately $7.0 million was written off.

The calculated value of the warrants associated with the Convertible Notes was estimated on the respective dates of grant using the Black-Scholes option-pricing model with the following assumptions:

2013

Risk-free interest rate	0.65% – 1.68%
Expected dividend yield	0%
Expected volatility	57.5%
Expected term	4.2 – 5.0 years

Weighted-average grant date calculated fair value	$3.98

A summary of warrant activity for the years ended December 31, 2015, 2014, and 2013 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Warrants outstanding at December 31, 2012	400,000	$5.00
Granted	780,766	5.00
Exercised	—	—
Forfeited or expired	—	—
Warrants outstanding at December 31, 2013	1,180,766	$5.00
Granted	805,000	11.25
Exercised	(2,059)	5.00
Forfeited or expired	—	—
Warrants outstanding at December 31, 2014	1,983,707	$7.54
Granted	—	11.25
Exercised	(143,304)	5.13
Forfeited or expired	—	—
Warrants outstanding at December 31, 2015	1,840,403	$7.72	2.80

Warrants exercisable at December 31, 2015	1,840,403	$7.72	2.80

The estimated aggregate intrinsic value of warrants exercisable at December 31, 2015 and 2014 was approximately $924,000 and $6,200,000, respectively.